TREASURY STOCK (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 23, 2014	May 26, 2014	Jun. 30, 2013	Nov. 25, 2012
Class of Stock [Line Items]
Maximum repurchase amount authorized				$ 80,000		$ 35,000	$ 20,000
Accumulated repurchase share (in shares)	10,671,880	13,896,085
Accumulated repurchase amount	$ 9,548	$ 13,414
Number of common shares repurchased		1,319,995	14,977,235
Aggregate price of common shares		$ 1,303	$ 15,726
Number of common shares re-issued from treasury stock	3,224,205	4,578,560	2,468,830
ADS [Member]
Class of Stock [Line Items]
Accumulated repurchase share (in shares)			12,885,235		6,738,245
Accumulated repurchase amount			$ 11,312		$ 12,440